Investment Accounted for Using the Equity Method (Tables)	12 Months Ended
Dec. 31, 2022
Investments accounted for using equity method [abstract]
Disclosure of Detailed Information of Investments Accounted for Using Equity Method
The following table summarizes the Company’s investment accounted for using the equity method as at December 31, 2022 and December 31, 2021:

	As at
	December 31, 2022	December 31, 2021
Balance, beginning of the period	103,821	—
Additions
Initial investments in Coinsquare	—	45,026
Step up investments in Coinsquare	—	59,073
Share of loss in investment accounted for using the equity method:
Share of investee’s loss	(23,496)	(278)
Gain from dilution of interest in associate	2,927	—
Impairment	(58,263)	—

Balance, end of the period	24,989	103,821

Disclosure of Detailed Explanation about Fair Value of Net Assets Explanatory
The following table summarizes the financial information of Coinsquare as included in its own financial statements, adjusted for fair value adjustments at acquisition and differences in accounting policies. The table also reconciles the summarized financial information to the carrying amount of the Company’s interest in Coinsquare
:

	As at
	December 31, 2022	December 31, 2021
Current assets	66,199	109,005
Non-current assets	20,022	51,214
Current liabilities	(34,938)	(60,381)
Non-current liabilities	(57)	(32,904)

Net assets	51,226	66,934

Company’s share of net assets	14,937	30,176
Intangible assets	18,118	24,596
Deferred tax liabilities	(3,003)	(4,151)
Goodwill	53,200	53,200
Impairment	(58,263)	—

Carrying amount of interest in associate	24,989	103,821

	Year ended December 31, 2022	April 16, 2021 to December 31, 2021
Revenue	14,607	36,518

Net income from continuing operations (100%)	(57,046)	7,710
Post-tax loss from discontinued operations (100%)	(412)	(24)
Other comprehensive loss (100%)	—	(52)

Total comprehensive income (100%)	(57,458)	7,634
Company’s share of total comprehensive loss	(23,496)	(278)

Opening balance	103,821	—
Initial investment in Coinsquare	—	45,026
Step up investments in Coinsquare	—	59,073

Total investments in Coinsquare	103,821	104,099
Share of loss in investment accounted for using the equity method:
Share of investee’s loss	(23,496)	(278)
Gain from dilution of interest in associate	2,927	—
Impairment of investment	(58,263)	—

Carrying amount of equity accounted investment	24,989	103,821

Mogo’s share of:
Net income from continuing operations	(21,186)	1,211
Post-tax loss from discontinued operations	(140)	(4)
Other comprehensive income	—	(20)
Amortization of intangible assets	(2,623)	(1,772)
Amortization of deferred tax liabilities	453	307

Total other comprehensive loss	(23,496)	(278)

As at December 31, 2022, Coinsquare had assets under management of $235,258 (December 31, 2021 – $686,929).